PROPERTY AND EQUIPMENT (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Cost	$ 1,069	$ 1,028
Accumulated depreciation	951	845
Depreciated cost	118	183
Depreciation expense	106	124	102
Computers and Peripheral Equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	851	813
Accumulated depreciation	775	678
Office Furniture and Equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	189	186
Accumulated depreciation	160	151
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Cost	29	29
Accumulated depreciation	$ 16	$ 16